Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

	Teekay LNG – Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2020	35,631	2,426	38,057
Balance as of December 31, 2019	35,631	2,426	38,057

Summary of Intangible Assets
As at December 31, 2020, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	179,813	(145,303)	34,510
Customer relationships	5,706	(3,717)	1,989
	185,519	(149,020)	36,499

As at December 31, 2019, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	192,938	(149,558)	43,380
Customer relationships	5,706	(3,162)	2,544
	198,644	(152,720)	45,924